Debt and Capital Structure - Additional Information (Detail) $ in Millions, $ in Millions	8 Months Ended	12 Months Ended
	Aug. 30, 2022	Dec. 31, 2023 CAD ($) $ / bbl	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate		4.70%	4.70%
Outstanding letters of credit		$ 364		$ 490
Current borrowings		$ 179		115
Maximum debt to capitalization ratio		65.00%	65.00%
Target Net Debt to Adjusted EBITDA Ratio		1.0
Target net debt		$ 4,000
Average crude oil price | $ / bbl		45.00
Uncommitted Demand Facilities | Top of range
Disclosure of detailed information about borrowings [line items]
Amount of undrawn facilities for general purposes		$ 1,100
WRB Refining LP
Disclosure of detailed information about borrowings [line items]
Current borrowings		$ 179		115
Proportion of ownership interest in joint operation		50.00%
Undrawn borrowing facilities			$ 270
WRB Refining LP | Cenovus Energy Inc
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities		$ 179	135	115	$ 85
Sunrise Oil Sands Partnership
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in joint operation	50.00%
Maximum
Disclosure of detailed information about borrowings [line items]
Committed credit facilities, maximum borrowing capacity		1,700		1,900
Maximum | Top of range
Disclosure of detailed information about borrowings [line items]
Amount of undrawn facilities for general purposes		1,400
Maximum | WRB Refining LP
Disclosure of detailed information about borrowings [line items]
Committed credit facilities, maximum borrowing capacity			$ 450
Maximum | WRB Refining LP | Cenovus Energy Inc
Disclosure of detailed information about borrowings [line items]
Committed credit facilities, maximum borrowing capacity					$ 225
Committed Credit Facility
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities		0		0
Uncommitted Demand Facilities
Disclosure of detailed information about borrowings [line items]
Current borrowings		0		$ 0
Committed Credit Facilities, Maturing August 18, 2025
Disclosure of detailed information about borrowings [line items]
Committed credit facilities, maximum borrowing capacity		1,800
Committed Credit Facilities, Maturing August 18, 2026
Disclosure of detailed information about borrowings [line items]
Committed credit facilities, maximum borrowing capacity		$ 3,700